Debt - Summary of debt outstanding (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2016 EUR (€)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Debt	$ 1,897,499	$ 1,974,731
Fair Value
Debt Instrument [Line Items]
Debt	2,024,995	2,156,107
Carrying Value
Debt Instrument [Line Items]
Debt	1,897,499	1,974,731
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment				$ 500,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	561,099	586,057
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	496,620	496,168
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €					€ 750
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	882,126	985,352
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	843,950	914,223
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment			$ 500,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	526,522	523,685
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	494,445	494,251
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment	62,484	62,000				$ 250,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Fair Value
Debt Instrument [Line Items]
Junior Subordinated Notes	55,248	61,013
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc | Carrying Value
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 62,484	$ 70,089